Government Grants (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of Government Grants [Abstract]
Summary of Details of government grants

Details of Government grants as of June 30, 2026 and December 31, 2025 are as follows:

		June 30, 2026		December 31, 2025
Grants	Government Entity	Non-current Liability	Current liability	Non-current Liability	Current liability
Movilidad 2030	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	325	26	394	31
Zeus Ptas	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	204	16	239	19
Alt Impacte	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)	243	19	289	23
Minichargers	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	26	2	34	3
Acció - Creació llocs treball	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)	92	7	96	8
Hermes - Estudios	Ministerio de Industria, Comercio y Turismo	70	6	242	19
Hermes - Desarrollo	Ministerio de Industria, Comercio y Turismo	411	33	696	57
Hermes - Formación	Ministerio de Industria, Comercio y Turismo	—	—	40	3
Top Gun	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	18	1	21	2
Torres Quevedo	Agencia Estatal de Investigación	52	4	60	5
ILIOS-PERTE VEC 2	Ministerio de Industria, Comercio y Turismo	2,410	193	2,599	208
GRID FORMING LOAD	European Climate, Infrastructure and Environment Executive Agency (CINEA)	254	20	296	24
REDWDS-USA	California Energy Commission	280	22	474	38
Cámara de comercio	Cámara de Comercio	90	7	94	8
Installer Program	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)	14	1	15	—
Reborn	Agencia de residuos de Cataluña	55	8	57	5
Total		4,544	365	5,646	453